Consolidated Statements of Comprehensive Income (Loss) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net (loss) income	$ (4,068)	$ 441	$ (1,065)
Foreign currency translation adjustment	32	(8)	(58)
Net change in unrealized gains and losses on derivative financial instruments, net of tax	82	17	(28)
Net change in certain retirement plans	(9)	(18)
Total other comprehensive (loss) income	105	(9)	(86)
Total comprehensive (loss) income	$ (3,963)	$ 432	$ (1,151)